Goodwill and Other Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross	$ 324	$ 335
Accumulated amortization	(152)	(148)
Net	172	187
Total intangible assets, gross	2,818	2,781
Total intangible assets	2,666	2,633
FCC licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	2,441	2,446
International broadcast licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	53
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	190	188
Accumulated amortization	(51)	(41)
Net	139	147
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	134	147
Accumulated amortization	(101)	(107)
Net	$ 33	$ 40